UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-3735



                              The New Economy Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (r)]



THE NEW ECONOMY FUND
Investment portfolio
August 31, 2004                                                      unaudited

                                                                                                               Market value
COMMON STOCKS -- 90.74%                                                                             Shares            (000)

RETAILING -- 12.00%
IAC/InterActiveCorp(1)                                                                           8,575,000         $195,596
Target Corp.                                                                                     3,050,000          135,969
eBay Inc.(1)                                                                                     1,105,000           95,627
Lowe's Companies, Inc.                                                                           1,600,000           79,520
Kohl's Corp.(1)                                                                                  1,350,000           66,798
FAST RETAILING CO., LTD.                                                                           510,000           37,004
Office Depot, Inc.(1)                                                                            2,100,000           33,621
Best Buy Co., Inc.                                                                                 660,000           30,703
Amazon.com, Inc.(1)                                                                                800,000           30,512
Dollar General Corp.                                                                             1,500,000           29,550
Ross Stores, Inc.                                                                                1,000,000           21,150
Yamada Denki Co., Ltd.                                                                             577,000           20,933
Kingfisher PLC                                                                                   3,860,000           19,293
Gap, Inc.                                                                                          900,000           16,866
Dixons Group PLC                                                                                 3,556,600           10,108
                                                                                                                    823,250

MEDIA -- 10.44%
Time Warner Inc.(1)                                                                             17,095,000          279,503
News Corp. Ltd., preferred (ADR)                                                                 1,480,000           44,030
News Corp. Ltd., preferred                                                                       5,204,820           38,616
Liberty Media Corp., Class A(1)                                                                  8,460,000           75,379
Comcast Corp., Class A, special nonvoting stock(1)                                               2,472,900           68,623
UnitedGlobalCom, Inc., Class A(1)                                                                6,280,000           42,704
Reader's Digest Assn., Inc., Class A                                                             2,640,000           37,541
Gemstar-TV Guide International, Inc.(1)                                                          7,000,000           36,960
Arbitron Inc.(1)                                                                                   670,520           25,989
Liberty Media International, Inc., Class A(1)                                                      509,572           17,224
Viacom Inc., Class B, nonvoting                                                                    500,000           16,655
Grupo Televisa, SA, ordinary participation certificates (ADR)                                      345,000           16,605
Schibsted ASA                                                                                      525,000           10,304
Torstar Corp., Class B, nonvoting                                                                  142,100            2,582
SET Satellite (Singapore) Pte. Ltd.(1),(2),(3)                                                     775,461            2,282
SET India Ltd.(1),(2),(3)                                                                           31,400            1,164
KirchMedia GmbH & Co. KGaA, nonvoting(1),(2),(3)                                                 1,775,000                0
                                                                                                                    716,161

SOFTWARE & SERVICES -- 9.09%
First Data Corp.                                                                                 3,104,000          131,144
Yahoo! Inc.(1)                                                                                   4,500,000          128,295
Microsoft Corp.                                                                                  2,650,000           72,345
NHN Corp.                                                                                          575,000           49,177


T-Online International AG(1)                                                                     4,150,000           39,777
Ceridian Corp.(1)                                                                                1,865,150           34,487
Intuit Inc.(1)                                                                                     800,000           33,832
Acxiom Corp.                                                                                     1,500,000           33,705
Paychex, Inc.                                                                                    1,125,000           33,379
Automatic Data Processing, Inc.                                                                    465,000           18,493
Electronic Data Systems Corp.                                                                      700,000           13,454
OBIC Co., Ltd.                                                                                      60,000           12,019
Sabre Holdings Corp., Class A                                                                      400,000            9,200
Oracle Corp.(1)                                                                                    720,000            7,178
Homestore, Inc.(1)                                                                               2,500,000            5,450
Teleca AB, Class B(1)                                                                              313,166            1,389
                                                                                                                    623,324

BANKS -- 8.92%
Freddie Mac                                                                                      1,830,000          122,830
Wells Fargo & Co.                                                                                1,600,000           94,000
Societe Generale                                                                                   881,000           75,322
City National Corp.                                                                                799,800           52,771
HDFC Bank Ltd.                                                                                   5,850,000           46,473
Pusan Bank                                                                                       5,160,000           31,362
ABN AMRO Holding NV                                                                              1,333,238           28,318
Royal Bank of Scotland Group PLC                                                                   981,000           27,384
HSBC Holdings PLC (United Kingdom)                                                               1,054,494           16,421
HSBC Holdings PLC (Hong Kong)                                                                      594,301            9,219
ICICI Bank Ltd.                                                                                  4,000,000           23,319
PT Bank Rakyat Indonesia                                                                        72,200,000           13,292
Bank of the Philippine Islands                                                                  16,632,000           12,299
South Financial Group, Inc.                                                                        425,000           12,087
Silicon Valley Bancshares(1)                                                                       310,000           11,578
Bayerische Hypo- und Vereinsbank AG(1)                                                             500,000            8,196
Mizuho Financial Group, Inc.                                                                         1,800            7,307
Southwest Bancorporation of Texas, Inc.                                                            340,000            7,167
Malayan Banking Bhd.                                                                             2,332,600            6,384
Kookmin Bank(1)                                                                                    180,000            5,751
                                                                                                                    611,480

TELECOMMUNICATION SERVICES -- 7.78%
Royal KPN NV                                                                                    12,113,000           93,088
Telephone and Data Systems, Inc.                                                                   931,100           71,788
Sprint Corp. -- FON Group                                                                        3,195,000           62,878
Telefonica, SA                                                                                   3,987,154           56,718
KDDI Corp.                                                                                          11,377           54,962
Vodafone Group PLC                                                                              21,400,000           48,750
China Unicom Ltd.                                                                               50,756,900           37,417
MobileOne Ltd                                                                                   32,025,000           30,172
Telekom Austria AG                                                                               1,272,023           17,816
Portugal Telecom, SGPS, SA                                                                       1,625,743           16,573
Deutsche Telekom AG(1)                                                                             638,600           11,145
Telenor ASA                                                                                      1,427,100           10,333
Telecom Italia SpA, nonvoting                                                                    4,672,000           10,270
Maxis Communications Bhd.                                                                        3,083,800            6,939
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                          5,776,500            4,716
                                                                                                                    533,565

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.22%
Applied Materials, Inc.(1)                                                                       6,060,000        $  96,293
Texas Instruments Inc.                                                                           4,100,000           80,114
Maxim Integrated Products, Inc.                                                                  1,800,000           78,174
Taiwan Semiconductor Manufacturing Co. Ltd.                                                     35,215,189           48,896
Altera Corp.(1)                                                                                  1,750,000           33,110
Rohm Co., Ltd.                                                                                     207,000           21,578
KLA-Tencor Corp.(1)                                                                                500,000           18,680
Novellus Systems, Inc.(1)                                                                          560,000           13,681
Advanced Micro Devices, Inc.(1)                                                                  1,000,000           11,430
Tokyo Electron Ltd.                                                                                176,000            9,084
Sunplus Technology Co., Ltd.                                                                     5,500,000            7,994
Microchip Technology Inc.                                                                          300,000            7,917
                                                                                                                    426,951

INSURANCE -- 4.51%
American International Group, Inc.                                                               3,083,985          219,703
XL Capital Ltd., Class A                                                                           500,000           35,100
PartnerRe Holdings Ltd. (polynational)                                                             540,000           27,718
Assurant, Inc.                                                                                   1,020,000           27,071
                                                                                                                    309,592

TECHNOLOGY HARDWARE & EQUIPMENT -- 3.95%
Cisco Systems, Inc.(1)                                                                           4,629,200           86,844
Symbol Technologies, Inc.                                                                        2,500,000           32,250
Corning Inc.(1)                                                                                  3,050,000           30,866
QUALCOMM Inc.                                                                                      810,000           30,820
Quanta Computer Inc.                                                                             5,905,806           10,119
Quanta Computer Inc. (GDR)(2)                                                                    1,022,298            8,792
Sanmina-SCI Corp.(1)                                                                             2,600,000           17,992
International Business Machines Corp.                                                              135,000           11,433
Micronic Laser Systems AB(1)                                                                     1,555,000           11,008
CIENA Corp.(1)                                                                                   6,000,000           10,920
Jabil Circuit, Inc.(1)                                                                             500,000           10,315
Anoto Group AB(1)                                                                                4,641,693            5,518
Flextronics International Ltd.(1)                                                                  348,500            4,325
                                                                                                                    271,202

COMMERCIAL SERVICES & SUPPLIES -- 3.40%
Rentokil Initial PLC                                                                            20,250,000           54,900
Robert Half International Inc.                                                                   1,710,000           41,895
ServiceMaster Co.                                                                                2,900,000           36,047
Allied Waste Industries, Inc.(1)                                                                 2,893,700           29,631
Monster Worldwide Inc.(1)                                                                        1,250,000           25,287
Adecco SA                                                                                          500,000           23,203
Vedior NV                                                                                        1,501,852           20,486
Securitas AB, Class B                                                                              126,100            1,571
                                                                                                                    233,020

ENERGY -- 3.11%
Schlumberger Ltd.                                                                                1,725,000          106,605
Weatherford International Ltd.(1)                                                                  800,000           37,072
Baker Hughes Inc.                                                                                  900,000           35,397
Noble Corp.(1)                                                                                     850,000           34,187
                                                                                                                    213,261


HEALTH CARE EQUIPMENT & SERVICES -- 3.06%
Express Scripts, Inc.(1)                                                                           810,000        $  51,192
Aetna Inc.                                                                                         525,000           48,641
Service Corp. International(1)                                                                   5,500,000           33,055
HCA Inc.                                                                                           850,000           32,989
Fisher Scientific International Inc.(1)                                                            300,000           17,091
Caremark Rx, Inc.(1)                                                                               500,000           14,350
Henry Schein, Inc.(1)                                                                              200,000           12,456
                                                                                                                    209,774

HOTELS, RESTAURANTS & LEISURE -- 3.05%
Carnival Corp., units                                                                            3,100,000          141,949
Outback Steakhouse, Inc.                                                                           700,000           27,398
KangwonLand Inc.                                                                                 1,990,200           21,773
Skylark Co., Ltd.                                                                                  970,000           17,595
Hilton Group PLC                                                                                    73,800              348
                                                                                                                    209,063

DIVERSIFIED FINANCIALS -- 2.97%
Capital One Financial Corp.                                                                      1,000,000           67,760
J.P. Morgan Chase & Co.                                                                          1,700,000           67,286
Bank of New York Co., Inc.                                                                         925,000           27,565
ING Groep NV                                                                                       871,910           21,291
CapitalSource Inc.(1)                                                                              590,500           12,040
Deutsche Bank AG                                                                                   114,348            7,783
                                                                                                                    203,725

FOOD & STAPLES RETAILING -- 2.70%
Wal-Mart de Mexico, SA de CV, Series V                                                          19,730,666           62,679
Costco Wholesale Corp.                                                                           1,000,000           41,170
AEON CO., LTD.                                                                                   1,010,000           16,920
AEON CO., LTD.(1),(3)                                                                            1,010,000           16,920
Walgreen Co.                                                                                       700,000           25,515
Performance Food Group Co.(1)                                                                      985,000           21,670
                                                                                                                    184,874

TRANSPORTATION -- 1.75%
SIRVA, Inc.(1)                                                                                   2,110,000           44,690
Southwest Airlines Co.                                                                           2,180,000           32,308
Qantas Airways Ltd.                                                                              7,154,970           17,240
Transurban Group(1)                                                                              3,558,429           14,081
Yamato Transport Co., Ltd.                                                                         780,000           11,949
                                                                                                                    120,268

UTILITIES -- 1.15%
Reliance Energy Ltd.                                                                             2,232,002           31,507
E.ON AG                                                                                            255,000           18,109
Hong Kong and China Gas Co. Ltd.                                                                10,042,000           18,089
Scottish Power PLC                                                                               1,500,000           10,887
                                                                                                                     78,592

MATERIALS -- 0.69%
Nitto Denko Corp.                                                                                1,077,000           47,480

CONSUMER DURABLES & APPAREL -- 0.51%
Garmin Ltd.                                                                                        899,000           34,980


REAL ESTATE -- 0.49%
Mitsubishi Estate Co., Ltd.                                                                      1,500,000     $     16,959
Sumitomo Realty & Development Co., Ltd.                                                          1,500,000           16,491
                                                                                                                     33,450

CAPITAL GOODS -- 0.32%
MSC Industrial Direct Co., Inc., Class A                                                           704,100           21,876


MISCELLANEOUS -- 4.63%
Other common stock securities in initial period of acquisition                                                      317,538


TOTAL COMMON STOCKS (cost: $6,218,736,000)                                                                        6,223,426


RIGHTS AND WARRANTS -- 0.00%

MEDIA -- 0.00%
NTL Inc., Series A, warrants, expire 2011(1)                                                        52,050              253

TOTAL RIGHTS AND WARRANTS (cost: $100,253,000)                                                                          253


                                                                                                 Shares or
CONVERTIBLE SECURITIES -- 2.04%                                                           principal amount

TECHNOLOGY HARDWARE & EQUIPMENT -- 0.87%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                             $55,000,000           59,469

BANKS -- 0.59%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units              2,076,000,000           40,351

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.44%
Agere Systems Inc. 6.50% convertible notes 2009                                                $30,000,000           30,375

DIVERSIFIED FINANCIALS -- 0.12%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009(1)                     KRW  14,420,000,000            8,251


SOFTWARE & SERVICES -- 0.02%
ProAct Technologies Corp., Series C, convertible preferred(1),(2),(3)                            3,500,000            1,435


TOTAL CONVERTIBLE SECURITIES (cost: $132,638,000)                                                                   139,881


SHORT-TERM SECURITIES -- 6.77%                                                             Principal amount

Eli Lilly and Co. 1.45%-1.56% due 9/10-10/27/2004(2)                                               $54,500           54,456
DuPont (E.I.) de Nemours & Co. 1.47%-1.50% due 9/24-9/29/2004                                       50,500           50,445
Private Export Funding Corp. 1.49%-1.50% due 9/15-9/21/2004(2)                                      47,400           47,362
CAFCO, LLC 1.52%-1.62% due 10/5-10/14/2004(2)                                                       39,900           39,828
Clipper Receivables Co., LLC 1.60%-1.61% due 10/8/2004(2)                                           39,800           39,733
Netjets Inc. 1.40%-1.54% due 9/24-10/12/2004(2)                                                     39,600           39,542
U.S. Treasury Bills 1.085%-1.41% due 9/23-10/7/2004                                                 37,700           37,670
Abbott Laboratories Inc. 1.46% due 10/12/2004(2)                                                    28,500           28,449
Wal-Mart Stores Inc. 1.39%-1.58% due 9/8-10/19/2004(2)                                              25,500           25,472
Pfizer Inc 1.38% due 9/15/2004(2)                                                                   22,000           21,987
Procter & Gamble Co. 1.51% due 10/21/2004(2)                                                        20,300           20,255
Federal Home Loan Bank 1.59% due 10/22/2004                                                         15,000           14,966
Coca-Cola Co. 1.60% due 11/8/2004                                                                   10,400           10,368
Kimberly-Clark Worldwide Inc. 1.48% due 9/13/2004(2)                                                 9,600            9,595
BellSouth Corp. 1.53% due 9/22/2004(2)                                                               9,000            8,992
International Bank for Reconstruction and Development 1.49% due 9/30/2004                            8,000            7,990
American General Finance Corp. 1.38% due 9/10/2004                                                   6,900            6,897


TOTAL SHORT-TERM SECURITIES (cost: $464,014,000)                                                                    464,007


TOTAL INVESTMENT SECURITIES (cost: $6,915,641,000)                                                                6,827,567
New Taiwanese Dollar (cost: $2,997,000)                                                        NT $100,484            2,969
Other assets less liabilities                                                                                        27,877

NET ASSETS                                                                                                       $6,858,413


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The Total Value of all such restricted securities was $349,344,000, which represented 5.09% of the net assets of the fund.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                $    939,144
Gross unrealized depreciation on investment securities                                                  (1,027,694)
Net unrealized depreciation on investment securities                                                       (88,550)
Cost of investment securities for federal income tax purposes                                            6,919,086




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE NEW ECONOMY FUND

                                            By /s/ Timothy D. Armour
                                            ------------------------------------
                                            Timothy D. Armour, President and PEO

                                            Date: November 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



                                           By /s/ Timothy D. Armour
                                          --------------------------------------
                                           Timothy D. Armour, President and PEO

                                           Date: November 1, 2004



                                           By /s/ David A. Pritchett
                                          --------------------------------------
                                           David A. Pritchett, Treasurer and PFO

                                           Date: November 1, 2004